General and Administrative (Tables)	12 Months Ended
Dec. 31, 2022
General and Administrative Expense [Abstract]
Schedule of general and administrative
	Year ended	Year ended
	December 31,	December 31,
	2022	2021
	USD thousands	USD thousands
Salaries and related expenses	3,435	943
Professional services	2,596	1,695
Share-based compensation	2,763	1,882
Fees to Directors	231	244
Insurance	1,084	1,024
Rent and maintenance	24	29
Other expenses	1,423	216

	11,556	6,033